SUPPLEMENT DATED JUNE 1, 2010
TO

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio (the “Portfolio”) was known as the Van Kampen UIF Mid Cap Growth Portfolio.

After the date of this supplement, in marketing materials and other documents the Portfolio will now be referred to as Morgan Stanley UIF Mid Cap Growth Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters Reward Select (NY) 6/10